SUPPLIERS	12 Months Ended
Dec. 31, 2017
SUPPLIERS
SUPPLIERS

NOTE 20 — SUPPLIERS

	12/31/2017	12/31/2016
CURRENT
Goods, Materials and Services	7,652,713	5,768,345
Parcels of Petrobras (a)	1,376,265	2,305,083
Energy Purchased for Resale	1,309,172	1,480,953
CCEE - Short-term energy	105,602	104,920

	10,443,752	9,659,301

NON-CURRENT
Goods, Materials and Services	14,031	—
Parcels of Petrobras (a)	7,618,031	9,597,398
Energy Purchased for Resale	163,283	185,422

	7,795,345	9,782,820

	18,239,097	19,442,121

In the liabilities of suppliers, transactions involving the supply of goods, materials and services are recorded, mainly in current liabilities, the debt to BR Distribuidora SA in the amount of R$ 2,640,466 (2,275,768 as of December 31, 2016) and with the Gas Company of Amazonas-Cigás in the amount of R$ 5,286,531 (R$ 3,484,755 as of December 31, 2016) related to the supply of petroleum products for the production of electricity.

The agreement between Petrobras and Cigás, with the intervention and consent of Amazonas Distribuidora, whose purpose is the sale, on the part of Petrobras, and the purchase, on the part of CIGÁS, for thermoelectric generation purposes by Amazonas Distribuidora de Energia SA, or by another electric power generation concessionaire or Independent Electricity Producer, has a specific clause, in which the amounts payable that Cigás has with Amazonas Energia overdue for over forty-five days and that are subject to transfer to Petrobras will be assigned to the latter automatically, regardless of any notification. The accumulated amount of these liabilities up to December 31, 2017 is R$ 4,755,704.

The 2nd CCD was divided into 3 private instruments of debt acknowledgment and their respective installments signed with Petrobras Distribuidora S/A. They are related to the supply of petroleum products, signed on 12/31/2014, and the most relevant of them are the respective amounts: i) Contract I in the amount of R$ 3,257,366, with an updated amount payable of R$ 4,019,200; ii) Contract II in the amount of R$ 2,925,921, with an updated amount payable of R$ 3,616,581 and iii) Contract III in the amount of R$ 1,018,441, with an updated amount payable of R$ 1,258,843. The instruments anticipate amortization in 120 (one hundred twenty) successive monthly payments, at the daily prorated variation, considered from the date of signing of the contract until the date of its maturation, where the first payment was due on 02/20/2015, and the last on 01/30/2025. It should be noted that the default to Petrobras and Cigás arises from the delays in the transfer of financial resources from CDE/CCC.

Due to the partial split of BR Distribuidora that occurred on August 31, 2017, the credits referring to the contracts of acknowledgement of debts II and III were object of split and cession. Accordingly, Downstream Participações Ltda, a company created with the partial split of BR Distribuidora, became the creditor of 99.53476% of the obligations contracted under the contracts in question, and Petróleo Brasileiro, of 0.46524% as a result of the assignment.

In this context, the updated amount of the contracts of acknowledgement of debts II and III, R$ 4,852,742 is a credited to Downstream Participações Ltda and R$ 22,682 to Petróleo Brasileiro S.A. (Petrobras).

As of December 31, 2017, the balance that the Company has recognized as a right to reimbursement with Petrobras amounts to R$ 4,755,704, and relates to the price difference in the transportation portion for natural gas. More details in Note 11 a.1.